Derivative Financial Instruments - Collateral and Credit Default Swaps (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Derivatives, Fair Value [Line Items]
Collateralized financings	$ 5,161,600,000	$ 3,829,400,000
Fair value of credit default swaps included in Derivatives assets	1,275,800,000	2,601,900,000
Fair value of credit default swaps included in Derivatives liabilities	4,076,400,000	5,685,400,000
Securities pledged as collateral
Derivatives, Fair Value [Line Items]
Fair value of securities delivered as collateral	1,000,000,000	1,000,000,000
Credit contracts | Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Maximum potential future net exposure on sale of credit default swaps	1,700,000,000	1,100,000,000
Purchased protection on credit default swaps	500,000	1,000,000,000
Derivative, Term of Contract	5 years
Credit contracts | Not Designated as Hedging Instrument | Derivatives
Derivatives, Fair Value [Line Items]
Fair value of credit default swaps included in Derivatives assets	40,500,000	63,300,000
Fair value of credit default swaps included in Derivatives liabilities	14,500,000	52,700,000
Over the Counter | Cash collateral, included in Payables
Derivatives, Fair Value [Line Items]
Collateralized financings	214,700,000	890,300,000
Cleared Derivative Contract | Cash collateral, included in Payables
Derivatives, Fair Value [Line Items]
Collateralized financings	$ 18,800,000